Fair Value Measurements (Summary of Changes in Unobservable Inputs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Convertible Notes Payable 2012 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 3,528,313
Issuance	2,162,564	3,354,021
Conversion	(6,490,071)
Ending balance	5,062,417	3,528,313
Convertible Notes Payable 2012 [Member] | Other expense, net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance
Mark to market
Convertible Notes Payable 2012 [Member] | Interest expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mark to market	799,194	174,292
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	563,822	168,338
Issuance		412,610
Conversion
Ending balance	377,747	563,822
Warrant Liability [Member] | Other expense, net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance	95,760
Mark to market	(281,835)	(17,126)
Warrant Liability [Member] | Interest expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mark to market
Convertible Debt Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance	$ 5,062,417